UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22215

International Growth and Income Fund

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: June 30

Date of reporting period: December 31, 2021

Hong T. Le

International Growth and Income Fund

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

ITEM 1 – Reports to Stockholders

International Growth and Income FundSM Semi-annual report for the six months ended December 31, 2021

Pursues growth and
income opportunities
across international
markets

International Growth and Income Fund seeks to provide you with long-term growth of capital while providing current income.

This fund is one of more than 40 offered by Capital Group, home of American Funds, one of the nation’s largest mutual fund families. For over 90 years, Capital Group has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class F-2 shares. Class A share results are shown at net asset value unless otherwise indicated. If a sales charge (maximum 5.75%) had been deducted from Class A shares, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. For current information and month-end results, visit capitalgroup.com.

Here are the average annual total returns on a $1,000 investment for periods ended December 31, 2021:

	1 year	5 years	10 years

Class F-2 shares	10.00%	10.42%	7.77%
Class A shares (reflecting 5.75% maximum sales charge)	3.39	8.86	6.89

For other share class results, visit capitalgroup.com and americanfundsretirement.com.

The total annual fund operating expense ratios are 0.65% for Class F-2 shares and 0.91% for Class A shares as of the prospectus dated September 1, 2021.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower. Visit capitalgroup.com for more information.

The fund’s 30-day yield as of January 31, 2022, was 1.27% for Class F-2 shares and 0.95% for Class A shares, calculated in accordance with the U.S. Securities and Exchange Commission formula. The Class A share result reflects the 5.75% maximum sales charge.

Investing outside the United States may be subject to risks, such as currency fluctuations, periods of illiquidity and price volatility. These risks may be heightened in connection with investments in developing countries. Refer to the fund prospectus and the Risk Factors section of this report for more information on these and other risks associated with investing in the fund.

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Fellow investors:

Results for International Growth and Income Fund for the periods ended December 31, 2021, are shown in the table below, as well as results of the fund’s benchmark.

For additional information about the fund, its investment results, holdings and portfolio managers, visit capitalgroup.com/individual/investments/fund/igffx. You can also access information about Capital Group’s American Funds and read our insights about the markets, retirement, saving for college, investing fundamentals and more at capitalgroup.com.

Contents

1	Results at a glance

2	Investment portfolio

8	Financial statements

12	Notes to financial statements

22	Financial highlights

Results at a glance

For periods ended December 31, 2021, with all distributions reinvested

	Cumulative total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime (since 10/1/08)

International Growth and Income Fund (Class F-2 shares)	0.11%	10.00%	10.42%	7.77%	7.65%
International Growth and Income Fund (Class A shares)	–0.01	9.69	10.16	7.52	7.41
MSCI All Country World Index (ACWI) ex USA*	–1.22	7.82	9.61	7.28	5.81

*	The market index is unmanaged and therefore has no expenses. Investors cannot invest directly in an index.

International Growth and Income Fund	1

Investment portfolio December 31, 2021	unaudited

Industry sector diversification	Percent of net assets

Country diversification by domicile	Percent of net assets
Eurozone*	27.12%
United Kingdom	12.61
China	6.56
Japan	5.75
Sweden	5.36
Taiwan	5.13
United States	4.70
Switzerland	4.18
Hong Kong	4.10
Canada	3.66
Other countries	14.23
Short-term securities & other assets less liabilities	6.60
*	Countries using the euro as a common currency; those represented in the fund’s portfolio are Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands and Spain.

Common stocks 91.71%	Shares	Value (000)
Financials 17.81%
AXA SA	7,507,921	$223,823
EQT AB	3,809,748	207,853
Toronto-Dominion Bank (CAD denominated)	2,483,280	190,386
Ping An Insurance (Group) Company of China, Ltd., Class H	23,778,300	171,227
AIA Group, Ltd.	16,931,130	170,667
HDFC Bank, Ltd.	7,270,801	144,701
Hong Kong Exchanges and Clearing, Ltd.	1,885,300	110,107
Sberbank of Russia PJSC (ADR)	6,828,267	109,594
Société Générale	3,013,712	103,637
Euronext NV	896,501	93,136
KBC Groep NV	961,321	82,588
DNB Bank ASA	3,267,242	74,942
Partners Group Holding AG	44,909	74,544
Prudential PLC	4,304,634	74,259
Hiscox, Ltd.	5,931,339	69,108
Zurich Insurance Group AG	148,390	65,206
HDFC Life Insurance Company, Ltd.	6,959,847	60,816
UniCredit SpA	3,897,260	60,095
Aon PLC, Class A	193,257	58,085
Skandinaviska Enskilda Banken AB, Class A	3,894,485	54,240
UBS Group AG	2,809,973	50,636
London Stock Exchange Group PLC	532,638	49,962
DBS Group Holdings, Ltd.	1,999,393	48,457
3i Group PLC	2,369,688	46,477
Banco Santander, SA	13,661,925	45,737
Kotak Mahindra Bank, Ltd.	1,712,400	41,375
Bank of Nova Scotia (CAD denominated)	564,092	39,934
Brookfield Asset Management, Inc., Class A (CAD denominated)	602,842	36,405
CaixaBank, SA1	13,140,000	36,113
Fairfax Financial Holdings, Ltd., subordinate voting shares[2]	73,177	35,996
Banca Generali SpA[2]	764,916	33,746
Banco Bilbao Vizcaya Argentaria, SA	5,610,058	33,532
Moscow Exchange MICEX-RTS PJSC	16,180,772	33,009
QBE Insurance Group, Ltd.	3,533,228	29,176
Aviva PLC	5,210,629	28,945
Macquarie Group, Ltd.	188,201	28,125
FinecoBank SpA	1,571,500	27,616
Islandsbanki hf.[1]	27,596,945	26,864
Investor AB, Class B	1,026,349	25,868
Allfunds Group PLC[1]	1,204,769	23,724
Discovery, Ltd.[1]	2,479,867	22,343
Grupo Financiero Banorte, SAB de CV, Series O	3,180,000	20,659
Intesa Sanpaolo SpA	7,857,606	20,343

2	International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Financials (continued)
B3 SA-Brasil, Bolsa, Balcao	9,651,264	$19,303
Postal Savings Bank of China Co., Ltd., Class H	24,706,000	17,331
ICICI Securities, Ltd.	1,528,425	16,279
ING Groep NV	618,704	8,623
China Merchants Bank Co., Ltd., Class H	1,055,000	8,192
ICICI Bank, Ltd. (ADR)	354,464	7,015
Brookfield Asset Management Reinsurance Partners, Ltd., Class A (CAD denominated)	4,159	261
Piraeus Financial Holdings SA1	727	1
		3,061,061

Information technology 15.71%
Taiwan Semiconductor Manufacturing Company, Ltd.	30,014,107	667,173
ASML Holding NV	514,173	413,692
Tokyo Electron, Ltd.	563,170	324,497
Broadcom, Inc.	277,558	184,690
MediaTek, Inc.	3,771,400	162,214
Samsung Electronics Co., Ltd.	1,863,800	122,764
Edenred SA	2,290,268	105,785
Keyence Corp.	130,300	81,875
SAP SE	438,530	62,358
Kingdee International Software Group Co., Ltd.[1]	20,098,000	61,859
Nokia Corp.[1]	9,022,403	57,256
Logitech International SA	640,000	53,998
Vanguard International Semiconductor Corp.	9,380,000	53,567
ITOCHU Techno-Solutions Corp.	1,480,500	47,621
Amadeus IT Group SA, Class A, non-registered shares[1]	691,008	46,920
TDK Corp.	1,136,175	44,349
SK hynix, Inc.	235,400	25,941
STMicroelectronics NV	488,436	24,117
PagSeguro Digital, Ltd., Class A1	826,049	21,659
Halma PLC	460,182	19,932
Infosys, Ltd. (ADR)	612,676	15,507
Nexi SpA[1]	941,711	14,999
AVEVA Group PLC	308,694	14,223
Worldline SA, non-registered shares[1]	246,111	13,733
Nemetschek SE	82,554	10,602
Nomura Research Institute, Ltd.	236,000	10,125
Nice, Ltd. (ADR)[1,2]	33,191	10,077
Fujitsu, Ltd.	44,300	7,598
Lightspeed Commerce, Inc., subordinate voting shares[1]	94,199	3,808
Lightspeed Commerce, Inc., subordinate voting shares (CAD denominated)[1]	80,027	3,232
Otsuka Corp.	111,100	5,303
Capita PLC[1]	7,342,028	3,627
DLocal, Ltd., Class A1	101,337	3,617
		2,698,718

Consumer discretionary 11.97%
Evolution AB	1,929,446	274,635
LVMH Moët Hennessy-Louis Vuitton SE	260,306	215,453
Coupang, Inc., Class A1	4,504,291	132,336
Stellantis NV	6,875,162	130,564
Renault SA1	3,371,440	117,243
Prosus NV, Class N	1,006,597	84,266
B&M European Value Retail SA	9,518,671	81,685
Midea Group Co., Ltd., Class A	6,366,366	73,729
Wynn Macau, Ltd.[1,2]	87,837,907	71,757
Restaurant Brands International, Inc. (CAD denominated)	1,164,585	70,614
Li Ning Co., Ltd.	5,474,548	59,923
Sands China, Ltd.[1]	24,412,000	56,854
D’Ieteren Group[1]	279,659	54,636
Valeo SA, non-registered shares	1,789,325	54,147
EssilorLuxottica	248,065	52,881
InterContinental Hotels Group PLC[1]	794,900	51,441
Barratt Developments PLC	4,509,990	45,662
Sodexo SA	518,864	45,521
OPAP SA	3,023,522	42,925
Paltac Corp.	977,800	40,249
Daimler AG1	495,000	38,091

International Growth and Income Fund	3

Common stocks (continued)	Shares	Value (000)
Consumer discretionary (continued)
Industria de Diseño Textil, SA	1,101,775	$35,787
MGM China Holdings, Ltd.[1]	51,500,400	31,240
Compagnie Financière Richemont SA, Class A	198,848	29,886
Americanas SA, ordinary nominative shares[1]	4,375,000	24,805
Kindred Group PLC (SDR)	2,011,274	23,972
adidas AG	61,700	17,786
Entain PLC[1]	769,799	17,536
Domino’s Pizza Enterprises, Ltd.	181,952	15,625
Games Workshop Group PLC	105,972	14,301
JD.com, Inc., Class A1	396,000	13,915
Kering SA	12,993	10,457
Nitori Holdings Co., Ltd.	52,500	7,861
Naspers, Ltd., Class N	36,705	5,694
MercadoLibre, Inc.[1]	3,895	5,252
Pop Mart International Group, Ltd.[2]	896,000	5,136
Grab Holdings, Ltd., Class A1,3,4	404,969	2,801
		2,056,666

Industrials 11.93%
Airbus SE, non-registered shares[1]	2,216,998	283,602
SMC Corp.	203,970	137,582
BAE Systems PLC	16,595,392	123,500
ABB, Ltd.	3,125,969	119,728
LIXIL Corp.	3,050,300	81,276
Alliance Global Group, Inc.	350,520,000	81,113
SITC International Holdings Co., Ltd.	21,511,400	77,796
Lifco AB, Class B	2,434,147	72,920
Husqvarna AB, Class B	4,395,886	70,466
CCR SA, ordinary nominative shares	29,903,871	62,224
Ryanair Holdings PLC (ADR)[1]	596,836	61,074
RELX PLC	1,854,646	60,299
Deutsche Post AG	913,861	58,826
IMCD NV	259,837	57,597
Daikin Industries, Ltd.	244,700	55,500
Bunzl PLC	1,265,552	49,420
Cathay Pacific Airways, Ltd.[1]	59,659,180	48,890
Storskogen Group AB, Class B1	6,741,933	45,475
Safran SA	338,618	41,505
Siemens AG1	232,854	40,476
InPost SA1	3,326,119	40,132
Kone OYJ, Class B	554,242	39,778
Experian PLC	784,453	38,564
Interpump Group SpA	511,700	37,547
Epiroc AB, Class A	876,290	22,227
Epiroc AB, Class B	466,519	9,897
Waste Connections, Inc. (CAD denominated)	232,776	31,725
BELIMO Holding AG	48,881	31,114
Rheinmetall AG	328,014	31,018
TFI International, Inc. (CAD denominated)[2]	266,388	29,877
Coor Service Management Holding AB	2,569,329	23,500
Wizz Air Holdings PLC[1]	350,651	19,877
Meggitt PLC[1]	1,740,045	17,382
AB Volvo, Class B	743,364	17,247
Daimler Truck Holding AG1	247,500	9,099
Contemporary Amperex Technology Co., Ltd., Class A	89,700	8,276
ACS, Actividades de Construcción y Servicios, SA1	298,535	8,011
Hitachi, Ltd.	107,400	5,817
		2,050,357

Consumer staples 9.62%
British American Tobacco PLC	9,308,882	344,422
Philip Morris International, Inc.	2,497,083	237,223
Nestlé SA	1,364,085	190,780
Kweichow Moutai Co., Ltd., Class A	498,093	160,213
Anheuser-Busch InBev SA/NV	1,692,959	102,482
Associated British Foods PLC	3,725,008	101,243
Pernod Ricard SA	371,035	89,343
Carlsberg A/S, Class B	505,858	87,471

4	International Growth and Income Fund

Common stocks (continued)	Shares	Value (000)
Consumer staples (continued)
Ocado Group PLC[1]	3,060,681	$69,516
Wuliangye Yibin Co., Ltd., Class A	1,805,086	63,063
Foshan Haitian Flavouring and Food Co., Ltd., Class A	2,937,661	48,448
Reckitt Benckiser Group PLC	525,260	45,089
L’Oréal SA, non-registered shares	52,593	24,966
Arca Continental, SAB de CV	3,211,173	20,469
Unilever PLC (GBP denominated)	351,025	18,746
Unilever PLC (EUR denominated)	22,716	1,217
Yihai International Holding, Ltd.[2]	3,090,000	14,286
Danone SA	187,428	11,649
Dabur India, Ltd.	1,071,810	8,363
Avenue Supermarts, Ltd.[1]	104,467	6,565
X5 Retail Group NV (GDR)	205,055	5,428
Shiseido Company, Ltd.	52,582	2,932
		1,653,914

Health care 7.28%
AstraZeneca PLC	3,171,905	372,575
Sanofi	1,469,979	148,245
Novo Nordisk A/S, Class B	935,958	105,316
GlaxoSmithKline PLC	4,560,769	99,179
Bayer AG	1,581,003	84,599
Siemens Healthineers AG1	880,870	66,009
Shionogi & Co., Ltd.	875,300	61,826
Koninklijke Philips NV (EUR denominated)	1,377,800	51,396
Novartis AG	404,949	35,678
CanSino Biologics, Inc., Class H1	1,288,800	29,784
Hutchmed China, Ltd. (ADR)[1]	813,178	28,526
Mettler-Toledo International, Inc.[1]	15,692	26,633
BioNTech SE (ADR)[1]	92,942	23,960
Sonova Holding AG	58,785	23,083
Grifols, SA, Class B (ADR)	1,878,937	21,100
Genus PLC	299,592	20,024
BeiGene, Ltd. (ADR)[1]	61,561	16,679
Roche Holding AG, nonvoting non-registered shares	30,208	12,568
Takeda Pharmaceutical Company, Ltd.	425,000	11,590
Hypera SA, ordinary nominative shares	1,258,800	6,389
M3, Inc.	110,500	5,565
		1,250,724

Materials 4.44%
Vale SA, ordinary nominative shares	12,638,746	176,897
Vale SA, ordinary nominative shares (ADR)	4,865,822	68,219
Koninklijke DSM NV	507,120	114,316
Rio Tinto PLC	1,114,059	73,768
Linde PLC	212,057	73,463
Barrick Gold Corp.	2,738,010	52,022
Barrick Gold Corp. (CAD denominated)	838,475	15,942
Asahi Kasei Corp.	4,464,525	41,956
LyondellBasell Industries NV	291,923	26,924
Fortescue Metals Group, Ltd.	1,908,306	26,671
Sika AG	54,899	22,907
Shin-Etsu Chemical Co., Ltd.	87,400	15,135
Verallia SAS[1]	427,888	15,082
Givaudan SA	2,359	12,406
Air Liquide SA, non-registered shares	66,854	11,670
Shandong Sinocera Functional Material Co., Ltd., Class A	1,167,700	7,799
Alrosa PJSC	3,974,453	6,500
Chr. Hansen Holding A/S	13,224	1,043
		762,720

Communication services 4.15%
Koninklijke KPN NV	41,893,753	130,210
Tencent Holdings, Ltd.	1,756,900	102,924
América Móvil, SAB de CV, Series L (ADR)	3,795,429	80,122
Vodafone Group PLC	51,617,087	78,432
BT Group PLC	30,482,626	69,956
Publicis Groupe SA	795,912	53,644

International Growth and Income Fund	5

Common stocks (continued)	Shares	Value (000)
Communication services (continued)
Nordic Entertainment Group AB, Class B1	866,297	$44,982
Indus Towers, Ltd.	11,499,032	38,410
WPP PLC	1,988,971	30,139
MTN Group, Ltd.[1]	2,326,132	24,920
Sea, Ltd., Class A (ADR)[1]	82,862	18,537
Playtika Holding Corp.[1]	799,791	13,828
NetEase, Inc.	500,500	10,109
Universal Music Group NV	346,709	9,781
Yandex NV, Class A1	113,970	6,895
		712,889

Energy 4.10%
TotalEnergies SE	4,024,462	204,488
Gazprom PJSC (ADR)	18,189,063	168,067
TC Energy Corp. (CAD denominated)	2,075,381	96,521
Schlumberger, Ltd.	1,514,134	45,348
Cameco Corp.	1,965,000	42,844
LUKOIL Oil Co. PJSC (ADR)	476,875	42,680
Reliance Industries, Ltd.	859,046	27,367
Lundin Energy AB1	702,311	25,221
Royal Dutch Shell PLC, Class B	734,821	16,137
Royal Dutch Shell PLC, Class B (ADR)	147,785	6,406
Sovcomflot PAO	16,933,870	16,511
Canadian Natural Resources, Ltd. (CAD denominated)	307,000	12,972
		704,562

Utilities 2.87%
Engie SA	9,391,006	139,141
Brookfield Infrastructure Partners LP	1,674,444	101,914
Enel SpA	11,516,695	92,385
ENN Energy Holdings, Ltd.	4,041,200	76,081
Ørsted AS	327,757	41,908
Guangdong Investment, Ltd.	15,429,300	19,609
Iberdrola SA, non-registered shares[1]	1,616,308	19,156
Endesa, SA	105,175	2,419
		492,613

Real estate 1.83%
Longfor Group Holdings, Ltd.	24,506,000	115,340
CK Asset Holdings, Ltd.	15,440,120	97,323
Link Real Estate Investment Trust REIT	4,703,629	41,411
Unibail-Rodamco-Westfield REIT, non-registered shares[1,2]	467,432	32,793
Country Garden Services Holdings Co., Ltd.	2,353,000	14,092
Sirius Real Estate, Ltd.	6,817,576	13,048
		314,007

Total common stocks (cost: $11,344,581,000)		15,758,231

Preferred securities 1.69%
Information technology 1.14%
Samsung Electronics Co., Ltd., nonvoting preferred shares	3,264,082	195,502

Consumer discretionary 0.21%
Volkswagen AG, nonvoting preferred shares	155,451	31,411
Lojas Americanas SA, preferred nominative	4,135,900	4,373
		35,784

Materials 0.18%
Gerdau SA, preferred nominative shares	6,334,848	31,003

Health care 0.16%
Sartorius AG, nonvoting non-registered preferred shares	41,770	28,305

Total preferred securities (cost: $168,558,000)		290,594

6	International Growth and Income Fund

Short-term securities 6.33%	Shares	Value (000)
Money market investments 6.27%
Capital Group Central Cash Fund 0.09%[5,6]	10,776,315	$1,077,739

Money market investments purchased with collateral from securities on loan 0.06%
Capital Group Central Cash Fund 0.09%[5,6,7]	26,136	2,614
Invesco Short-Term Investments Trust – Government & Agency Portfolio, Institutional Class 0.03%[5,7]	1,431,707	1,432
BlackRock Liquidity Funds – FedFund, Institutional Shares 0.03%[5,7]	1,400,000	1,400
Goldman Sachs Financial Square Government Fund, Institutional Shares 0.02%[5,7]	1,300,000	1,300
Fidelity Investments Money Market Government Portfolio, Class I 0.01%[5,7]	600,000	600
Morgan Stanley Institutional Liquidity Funds – Government Portfolio, Institutional Class 0.03%[5,7]	600,000	600
RBC Funds Trust – U.S. Government Money Market Fund, RBC Institutional Class 1 0.03%[5,7]	600,000	600
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03%[5,7]	600,000	600
		9,146

Total short-term securities (cost: $1,086,788,000)		1,086,885
Total investment securities 99.73% (cost: $12,599,927,000)		17,135,710
Other assets less liabilities 0.27%		46,681

Net assets 100.00%		$17,182,391

Investments in affiliates6

	Value of affiliates at 7/1/2021 (000)	Additions (000)	Reductions (000)		Net realized loss (000)	Net unrealized appreciation (000)	Value of affiliates at 12/31/2021 (000)	Dividend income (000)
Short-term securities 6.29%
Money market investments 6.27%
Capital Group Central Cash Fund 0.09%[5]	$850,159	$2,250,183	$2,022,610		$(105)	$112	$1,077,739	$265
Money market investments purchased with collateral from securities on loan 0.02%
Capital Group Central Cash Fund 0.09%[5,7]	30,117	—	27,503	[8]			2,614	—	[9]
Total short-term securities							1,080,353
Total 6.29%					$(105)	$112	$1,080,353	$265

[1]	Security did not produce income during the last 12 months.
[2]	All or a portion of this security was on loan. The total value of all such securities was $36,512,000, which represented .21% of the net assets of the fund. Refer to Note 5 for more information on securities lending.
[3]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of the security was $2,801,000, which represented .02% of the net assets of the fund.
[4]	Acquired in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $2,801,000, which represented .02% of the net assets of the fund.
[5]	Rate represents the seven-day yield at 12/31/2021.
[6]	Part of the same “group of investment companies” as the fund as defined under the Investment Company Act of 1940, as amended.
[7]	Security purchased with cash collateral from securities on loan. Refer to Note 5 for more information on securities lending.
[8]	Represents net activity. Refer to Note 5 for more information on securities lending.
[9]	Dividend income is included with securities lending income in the fund’s statement of operations and is not shown in this table.

Key to abbreviations

ADR = American Depositary Receipts

CAD = Canadian dollars

EUR = Euros

GBP = British pounds

GDR = Global Depositary Receipts

SDR = Swedish Depositary Receipts

See notes to financial statements.

International Growth and Income Fund	7

Financial statements

Statement of assets and liabilities	unaudited
at December 31, 2021	(dollars in thousands)

Assets:
Investment securities, at value (includes $36,512 of investment securities on loan):
Unaffiliated issuers (cost: $11,519,671)	$16,055,357
Affiliated issuers (cost: $1,080,256)	1,080,353	$17,135,710
Cash		934
Cash denominated in currencies other than U.S. dollars (cost: $463)		463
Receivables for:
Sales of investments	24
Sales of fund’s shares	26,809
Dividends	56,816
Other	938	84,587
		17,221,694
Liabilities:
Collateral for securities on loan		9,146
Payables for:
Purchases of investments	314
Repurchases of fund’s shares	10,458
Investment advisory services	6,723
Services provided by related parties	2,182
Trustees’ deferred compensation	3,085
Non-U.S. taxes	7,068
Other	327	30,157
Net assets at December 31, 2021		$17,182,391

Net assets consist of:
Capital paid in on shares of beneficial interest		$12,585,598
Total distributable earnings		4,596,793
Net assets at December 31, 2021		$17,182,391

See notes to financial statements.

8	International Growth and Income Fund

Financial statements (continued)

Statement of assets and liabilities at December 31, 2021 (continued)	unaudited

(dollars and shares in thousands, except per-share amounts)

Shares of beneficial interest issued and outstanding (no stated par value) —
unlimited shares authorized (437,333 total shares outstanding)

	Net assets	Shares outstanding		Net asset value per share
Class A	$5,147,778	130,989		$39.30
Class C	126,372	3,221		39.24
Class T	13	—	*	39.28
Class F-1	208,322	5,294		39.35
Class F-2	3,080,278	78,363		39.31
Class F-3	3,687,884	93,910		39.27
Class 529-A	189,270	4,824		39.24
Class 529-C	8,475	217		39.09
Class 529-E	5,222	133		39.25
Class 529-T	15	—	*	39.29
Class 529-F-1	13	—	*	39.29
Class 529-F-2	34,589	880		39.29
Class 529-F-3	14	—	*	39.29
Class R-1	3,049	78		39.22
Class R-2	57,769	1,478		39.08
Class R-2E	48,436	1,240		39.07
Class R-3	101,993	2,601		39.21
Class R-4	79,836	2,033		39.27
Class R-5E	20,651	526		39.24
Class R-5	51,284	1,298		39.52
Class R-6	4,331,128	110,248		39.29

*	Amount less than one thousand.

See notes to financial statements.

International Growth and Income Fund	9

Financial statements (continued)

Statement of operations	unaudited
for the six months ended December 31, 2021	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $12,752; also includes $265 from affiliates)	$216,240
Interest	3,405
Securities lending income (net of fees)	2,347	$221,992
Fees and expenses*:
Investment advisory services	38,956
Distribution services	8,983
Transfer agent services	4,879
Administrative services	2,458
Reports to shareholders	270
Registration statement and prospectus	253
Trustees’ compensation	(25)
Auditing and legal	149
Custodian	1,577
Other	357	57,857
Net investment income		164,135

Net realized gain and unrealized depreciation:
Net realized gain (loss) on:
Investments:
Unaffiliated issuers	415,494
Affiliated issuers	(105)
In-kind redemptions	1,141
Currency transactions	(1,682)	414,848
Net unrealized (depreciation) appreciation on:
Investments (net of non-U.S. taxes of $4,909):
Unaffiliated issuers	(518,633)
Affiliated issuers	112
Currency translations	629	(517,892)
Net realized gain and unrealized depreciation		(103,044)

Net increase in net assets resulting from operations		$61,091

*	Additional information related to class-specific fees and expenses is included in the notes to financial statements.

See notes to financial statements.

10	International Growth and Income Fund

Financial statements (continued)

Statements of changes in net assets
(dollars in thousands)

	Six months ended December 31, 2021*	Year ended June 30, 2021
Operations:
Net investment income	$164,135	$400,282
Net realized gain	414,848	1,877,000
Net unrealized (depreciation) appreciation	(517,892)	3,491,326
Net increase in net assets resulting from operations	61,091	5,768,608

Distributions paid to shareholders	(931,394)	(395,975)

Net capital share transactions	1,318,005	(4,460,397)

Total increase in net assets	447,702	912,236

Net assets:
Beginning of period	16,734,689	15,822,453
End of period	$17,182,391	$16,734,689

*	Unaudited.

See notes to financial statements.

International Growth and Income Fund	11

Notes to financial statements	unaudited

1. Organization

International Growth and Income Fund (the “fund”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end, diversified management investment company. The fund seeks to provide long-term growth of capital while providing current income.

The fund has 21 share classes consisting of six retail share classes (Classes A, C, T, F-1, F-2 and F-3), seven 529 college savings plan share classes (Classes 529-A, 529-C, 529-E, 529-T, 529-F-1, 529-F-2 and 529-F-3) and eight retirement plan share classes (Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are described further in the following table:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75% for Class A; up to 3.50% for Class 529-A	None (except 1.00% for certain redemptions within 18 months of purchase without an initial sales charge)	None
Classes C and 529-C	None	1.00% for redemptions within one year of purchase	Class C converts to Class A after eight years and Class 529-C converts to Class 529-A after five years
Class 529-E	None	None	None
Classes T and 529-T*	Up to 2.50%	None	None
Classes F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3	None	None	None
Classes R-1, R-2, R-2E, R-3, R-4, R-5E, R-5 and R-6	None	None	None
*	Class T and 529-T shares are not available for purchase.

Holders of all share classes have equal pro rata rights to the assets, dividends and liquidation proceeds of the fund. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, transfer agent and administrative services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each share class.

2. Significant accounting policies

The fund is an investment company that applies the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board. The fund’s financial statements have been prepared to comply with U.S. generally accepted accounting principles (“U.S. GAAP”). These principles require the fund’s investment adviser to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. Subsequent events, if any, have been evaluated through the date of issuance in the preparation of the financial statements. The fund follows the significant accounting policies described in this section, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses), realized gains and losses and unrealized appreciation and depreciation are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, transfer agent and administrative services, are charged directly to the respective share class.

Distributions paid to shareholders — Income dividends and capital gain distributions are recorded on the ex-dividend date.

12	International Growth and Income Fund

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the fund’s statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

In-kind redemptions — The fund normally redeems shares in cash; however, under certain conditions and circumstances, payment of the redemption price wholly or partly with portfolio securities or other fund assets may be permitted. A redemption of shares in-kind is based upon the closing value of the shares being redeemed as of the trade date. Realized gains/losses resulting from redemptions of shares in-kind are reflected separately in the fund’s statement of operations.

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by U.S. GAAP. The net asset value per share is calculated once daily as of the close of regular trading on the New York Stock Exchange, normally 4 p.m. New York time, each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds, notes & loans; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. The Capital Group Central Cash Fund (“CCF”), a fund within the Capital Group Central Fund Series (“Central Funds”), is valued based upon a floating net asset value, which fluctuates with changes in the value of CCF’s portfolio securities. The underlying securities are valued based on the policies and procedures in CCF’s statement of additional information.

International Growth and Income Fund	13

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews facilitated by the investment adviser’s global risk management group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of December 31, 2021 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Financials	$3,061,061	$—	$—	$3,061,061
Information technology	2,698,718	—	—	2,698,718
Consumer discretionary	2,053,865	2,801	—	2,056,666
Industrials	2,050,357	—	—	2,050,357
Consumer staples	1,653,914	—	—	1,653,914
Health care	1,250,724	—	—	1,250,724
Materials	762,720	—	—	762,720
Communication services	712,889	—	—	712,889
Energy	704,562	—	—	704,562
Utilities	492,613	—	—	492,613
Real estate	314,007	—	—	314,007
Preferred securities	290,594	—	—	290,594
Short-term securities	1,086,885	—	—	1,086,885
Total	$17,132,909	$2,801	$—	$17,135,710

14	International Growth and Income Fund

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline — sometimes rapidly or unpredictably — due to various factors, including events or conditions affecting the general economy or particular industries; overall market changes; local, regional or global political, social or economic instability; governmental, governmental agency or central bank responses to economic conditions; and currency exchange rate, interest rate and commodity price fluctuations.

Economies and financial markets throughout the world are highly interconnected. Economic, financial or political events, trading and tariff arrangements, wars, terrorism, cybersecurity events, natural disasters, public health emergencies (such as the spread of infectious disease) and other circumstances in one country or region, including actions taken by governmental or quasi-governmental authorities in response to any of the foregoing, could have impacts on global economies or markets. As a result, whether or not the fund invests in securities of issuers located in or with significant exposure to the countries affected, the value and liquidity of the fund’s investments may be negatively affected by developments in other countries and regions.

Issuer risks — The prices of, and the income generated by, securities held by the fund may decline in response to various factors directly related to the issuers of such securities, including reduced demand for an issuer’s goods or services, poor management performance, major litigation, investigations or other controversies related to the issuer, changes in government regulations affecting the issuer or its competitive environment and strategic initiatives such as mergers, acquisitions or dispositions and the market response to any such initiatives.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations or revenues outside the U.S., may lose value because of adverse political, social, economic or market developments (including social instability, regional conflicts, terrorism and war) in the countries or regions in which the issuers operate or generate revenue. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Issuers of these securities may be more susceptible to actions of foreign governments, such as nationalization, currency blockage or the imposition of price controls or punitive taxes, each of which could adversely impact the value of these securities. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different accounting and auditing practices and standards and different regulatory, legal and reporting requirements, and may be more difficult to value, than those in the U.S. In addition, the value of investments outside the U.S. may be reduced by foreign taxes, including foreign withholding taxes on interest and dividends. Further, there may be increased risks of delayed settlement of securities purchased or sold by the fund. The risks of investing outside the U.S. may be heightened in connection with investments in emerging markets.

Investing in emerging markets — Investing in emerging markets may involve risks in addition to and greater than those generally associated with investing in the securities markets of developed countries. For instance, emerging market countries tend to have less developed political, economic and legal systems and accounting and auditing practices and standards than those in developed countries. Accordingly, the governments of these countries may be less stable and more likely to intervene in the market economy, for example, by imposing capital controls, nationalizing a company or industry, placing restrictions on foreign ownership and on withdrawing sale proceeds of securities from the country, and/or imposing punitive taxes that could adversely affect the prices of securities. Information regarding issuers in emerging markets may be limited, incomplete or inaccurate, and there may be fewer rights and remedies available to the fund and its shareholders. In addition, the economies of these countries may be dependent on relatively few industries and may be more susceptible to changes in local and global trade conditions and downturns in the world economy. Securities markets in these countries can also be relatively small and have substantially lower trading volumes. As a result, securities issued in these countries may be more volatile and less liquid, and may be more difficult to value, than securities issued in countries with more developed economies and/or markets. Less certainty with respect to security valuations may lead to additional challenges and risks in calculating the fund’s net asset value. Additionally, emerging markets are more likely to experience problems with the clearing and settling of trades and the holding of securities by banks, agents and depositories that are less established than those in developed countries.

Investing in growth-oriented stocks — Growth-oriented common stocks and other equity-type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) may involve larger price swings and greater potential for loss than other types of investments. These risks may be even greater in the case of smaller capitalization stocks.

Investing in income-oriented stocks — The value of the fund’s securities and income provided by the fund may be reduced by changes in the dividend policies of, and the capital resources available for dividend payments at, the companies in which the fund invests.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses, including models, tools and data, employed by the investment adviser in this process may be flawed or incorrect and may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

International Growth and Income Fund	15

5. Certain investment techniques

Securities lending — The fund has entered into securities lending transactions in which the fund earns income by lending investment securities to brokers, dealers or other institutions. Each transaction involves three parties: the fund, acting as the lender of the securities, a borrower, and a lending agent that acts as an intermediary.

Securities lending transactions are entered into by the fund under a securities lending agent agreement with the lending agent. The lending agent facilitates the exchange of securities between the fund and approved borrowers, ensures that securities loans are properly coordinated and documented, marks-to-market the value of collateral daily, secures additional collateral from a borrower if it falls below preset terms, and may reinvest cash collateral on behalf of the fund according to agreed parameters. The lending agent provides indemnification to the fund against losses resulting from a borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a potential loss of income or value if a borrower fails to return securities, collateral investments decline in value or the lending agent fails to perform.

The borrower is required to post highly liquid assets, such as cash or U.S. government securities, as collateral for the loan in an amount at least equal to the value of the securities loaned. Investments made with cash collateral are recognized as assets in the fund’s investment portfolio. The same amount is recorded as a liability in the fund’s statement of assets and liabilities. While securities are on loan, the fund will continue to receive the equivalent of the interest, dividends or other distributions paid by the issuer, as well as a portion of the interest on the investment of the collateral. Additionally, although the fund does not have the right to vote on securities while they are on loan, the fund has a right to consent on corporate actions and a right to recall loaned securities to vote. A borrower is obligated to return loaned securities at the conclusion of a loan or, during the pendency of a loan, on demand from the fund.

As of December 31, 2021, the total value of securities on loan was $36,512,000, and the total value of collateral received was $38,669,000. Collateral received includes cash of $9,146,000 and U.S. government securities of $29,523,000. Investment securities purchased from cash collateral are disclosed in the fund’s investment portfolio as short-term securities. Securities received as collateral are not recognized as fund assets. The contractual maturity of cash collateral received under the securities lending agreement is classified as overnight and continuous.

Collateral — The fund receives highly liquid assets, such as cash or U.S. government securities, as collateral in exchange for lending investment securities. The purpose of the collateral is to cover potential losses that could occur in the event the borrower cannot meet its contractual obligation. The lending agent may reinvest cash collateral from securities lending transactions according to agreed parameters. Cash collateral reinvested by the lending agent, if any, is disclosed in the fund’s investment portfolio.

6. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to regulated investment companies and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended December 31, 2021, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any significant interest or penalties.

The fund’s tax returns are generally not subject to examination by federal, state and, if applicable, non-U.S. tax authorities after the expiration of each jurisdiction’s statute of limitations, which is typically three years after the date of filing but can be extended in certain jurisdictions.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. The fund may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. As a result of rulings from European courts, the fund filed for additional reclaims related to prior years. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. During the six months ended December 31, 2021, the fund recognized $7,387,000 in reclaims (net of $1,941,000 in fees and the effect of realized gain or loss from currency translations) and $3,425,000 in interest related to European court rulings, which is included in dividend income and interest income, respectively, in the fund’s statement of operations. Gains realized by the fund on the sale of securities in certain countries, if any, may be subject to non-U.S. taxes. If applicable, the fund records an estimated deferred tax liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

16	International Growth and Income Fund

Distributions — Distributions determined on a tax basis may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; deferred expenses; cost of investments sold and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of June 30, 2021, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$49,746
Undistributed long-term capital gains	444,081

As of December 31, 2021, the tax basis unrealized appreciation (depreciation) and cost of investments were as follows (dollars in thousands):

Gross unrealized appreciation on investments	$5,156,177
Gross unrealized depreciation on investments	(664,608)
Net unrealized appreciation on investments	4,491,569
Cost of investments	12,644,141

Distributions paid were characterized for tax purposes as follows (dollars in thousands):

	Six months ended December 31, 2021				Year ended June 30, 2021
Share class	Ordinary income		Long-term capital gains	Total distributions paid	Ordinary income		Long-term capital gains	Total distributions paid
Class A	$61,676		$216,524	$278,200	$99,827		$—	$99,827
Class C	1,065		5,325	6,390	1,765		—	1,765
Class T	—	*	1	1	—	*	—	—	*
Class F-1	2,476		8,762	11,238	4,639		—	4,639
Class F-2	40,464		129,210	169,674	65,174		—	65,174
Class F-3	49,994		154,156	204,150	93,472		—	93,472
Class 529-A	2,231		7,937	10,168	3,570		—	3,570
Class 529-C	70		358	428	125		—	125
Class 529-E	57		219	276	96		—	96
Class 529-T	—	*	1	1	—	*	—	—	*
Class 529-F-1	—	*	1	1	121		—	121
Class 529-F-2†	447		1,439	1,886	547		—	547
Class 529-F-3†	—	*	1	1	—	*	—	—	*
Class R-1	28		128	156	44		—	44
Class R-2	488		2,433	2,921	773		—	773
Class R-2E	480		2,054	2,534	719		—	719
Class R-3	1,078		4,287	5,365	1,709		—	1,709
Class R-4	983		3,348	4,331	1,606		—	1,606
Class R-5E	260		862	1,122	394		—	394
Class R-5	692		2,142	2,834	1,117		—	1,117
Class R-6	49,439		180,278	229,717	120,277		—	120,277
Total	$211,928		$719,466	$931,394	$395,975		$—	$395,975

*	Amount less than one thousand.
†	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

7. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors®, Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

International Growth and Income Fund	17

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.690% on the first $500 million of daily net assets and decreasing to 0.440% on such assets in excess of $17 billion. On December 6, 2021, the fund’s board of trustees approved an amended investment advisory and service agreement effective February 1, 2022, decreasing the annual rate to 0.430% on daily net assets in excess of $21 billion. For the six months ended December 31, 2021, the investment advisory services fees were $38,956,000, which were equivalent to an annualized rate of 0.476% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are further described below:

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, F-3, 529-F-2, 529-F-3, R-5E, R-5 and R-6 shares. Under the plans, the board of trustees approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.30% to 1.00% as noted in this section. In some cases, the board of trustees has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

Share class	Currently approved limits	Plan limits
Class A	0.30%	0.30%
Class 529-A	0.30	0.50
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Class R-2E	0.60	0.85
Classes 529-E and R-3	0.50	0.75
Classes T, F-1, 529-T, 529-F-1 and R-4	0.25	0.50

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limits are not exceeded. As of December 31, 2021, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to all share classes. Administrative services are provided by CRMC and its affiliates to help assist third parties providing non-distribution services to fund shareholders. These services include providing in-depth information on the fund and market developments that impact fund investments. Administrative services also include, but are not limited to, coordinating, monitoring and overseeing third parties that provide services to fund shareholders. The agreement provides the fund the ability to charge an administrative services fee at the annual rate of 0.05% of the average daily net assets attributable to each share class of the fund. Currently the fund pays CRMC an administrative services fee at the annual rate of 0.03% of the average daily net assets attributable to each share class of the fund for CRMC’s provision of administrative services.

529 plan services — Each 529 share class is subject to service fees to compensate the Virginia College Savings Plan (“Virginia529”) for its oversight and administration of the CollegeAmerica 529 college savings plan. The fee is based on the combined net assets invested in Class 529 and ABLE shares of the American Funds. Class ABLE shares are offered on other American Funds by Virginia529 through ABLEAmerica®, a tax-advantaged savings program for individuals with disabilities. The quarterly fee is based on a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $100 billion. Effective January 1, 2022, the quarterly fee will be amended to a series of decreasing annual rates beginning with 0.09% on the first $20 billion of the combined net assets invested in the American Funds and decreasing to 0.03% on such assets in excess of $75 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 and ABLE shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses in the fund’s statement of operations. Virginia529 is not considered a related party to the fund.

18	International Growth and Income Fund

For the six months ended December 31, 2021, class-specific expenses under the agreements were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services		Administrative services		529 plan services

Class A	$7,023	$2,577		$ 785		Not applicable
Class C	664	65		20		Not applicable
Class T	—	—	*	—	*	Not applicable
Class F-1	268	141		32		Not applicable
Class F-2	Not applicable	1,658		462		Not applicable
Class F-3	Not applicable	30		560		Not applicable
Class 529-A	223	88		29		$56
Class 529-C	47	4		1		3
Class 529-E	13	1		1		1
Class 529-T	—	—	*	—	*	—	*
Class 529-F-1	—	—	*	—	*	—	*
Class 529-F-2	Not applicable	10		5		10
Class 529-F-3	Not applicable	—	*	—	*	—	*
Class R-1	15	1		1		Not applicable
Class R-2	222	98		9		Not applicable
Class R-2E	145	47		7		Not applicable
Class R-3	258	74		15		Not applicable
Class R-4	105	39		13		Not applicable
Class R-5E	Not applicable	15		3		Not applicable
Class R-5	Not applicable	4		8		Not applicable
Class R-6	Not applicable	27		507		Not applicable
Total class-specific expenses	$8,983	$4,879		$2,458		$70

*	Amount less than one thousand.

Trustees’ deferred compensation — Trustees who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Trustees’ compensation of $(25,000) in the fund’s statement of operations reflects $57,000 in current fees (either paid in cash or deferred) and a net decrease of $82,000 in the value of the deferred amounts.

Affiliated officers and trustees — Officers and certain trustees of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or trustees received any compensation directly from the fund.

Investment in CCF — The fund holds shares of CCF, an institutional prime money market fund managed by CRMC. CCF invests in high-quality, short-term money market instruments. CCF is used as the primary investment vehicle for the fund’s short-term instruments. CCF shares are only available for purchase by CRMC, its affiliates, and other funds managed by CRMC or its affiliates, and are not available to the public. CRMC does not receive an investment advisory services fee from CCF.

Security transactions with related funds — The fund purchased securities from, and sold securities to, other funds managed by CRMC (or funds managed by certain affiliates of CRMC) under procedures adopted by the fund’s board of trustees. The funds involved in such transactions are considered related by virtue of having a common investment adviser (or affiliated investment advisers), common trustees and/or common officers. Each transaction was executed at the current market price of the security and no brokerage commissions or fees were paid in accordance with Rule 17a-7 of the 1940 Act. During the six months ended December 31, 2021, the fund engaged in such purchase and sale transactions with related funds in the amounts of $36,185,000 and $92,454,000, respectively, which generated $15,175,000 of net realized gains from such sales.

Interfund lending — Pursuant to an exemptive order issued by the SEC, the fund, along with other CRMC-managed funds (or funds managed by certain affiliates of CRMC), may participate in an interfund lending program. The program provides an alternate credit facility that permits the funds to lend or borrow cash for temporary purposes directly to or from one another, subject to the conditions of the exemptive order. The fund did not lend or borrow cash through the interfund lending program at any time during the six months ended December 31, 2021.

International Growth and Income Fund	19

8. Indemnifications

The fund’s organizational documents provide board members and officers with indemnification against certain liabilities or expenses in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown since it is dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote. Insurance policies are also available to the fund’s board members and officers.

9. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales[1]		Reinvestments of distributions			Repurchases[1]		Net increase (decrease)
Share class	Amount	Shares	Amount	Shares		Amount	Shares	Amount	Shares

Six months ended December 31, 2021

Class A	$233,600	5,710	$273,584	7,066		$(334,187)	(8,213)	$172,997	4,563
Class C	6,243	152	6,355	165		(18,276)	(446)	(5,678)	(129)
Class T	—	—	—	—		—	—	—	—
Class F-1	15,128	370	10,962	283		(40,464)	(982)	(14,374)	(329)
Class F-2	325,032	7,953	164,145	4,237		(297,787)	(7,309)	191,390	4,881
Class F-3	316,289	7,732	203,574	5,259		(538,613)	(13,091)	(18,750)	(100)
Class 529-A	9,704	238	10,167	263		(12,704)	(310)	7,167	191
Class 529-C	711	18	428	11		(2,434)	(60)	(1,295)	(31)
Class 529-E	370	9	276	7		(688)	(17)	(42)	(1)
Class 529-T	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-1	—	—	1	—	[2]	—	—	1	— [2]
Class 529-F-2	4,340	106	1,886	49		(3,165)	(78)	3,061	77
Class 529-F-3	—	—	1	—	[2]	—	—	1	— [2]
Class R-1	91	2	155	4		(446)	(11)	(200)	(5)
Class R-2	5,511	135	2,921	76		(8,715)	(214)	(283)	(3)
Class R-2E	4,507	110	2,535	66		(2,704)	(67)	4,338	109
Class R-3	11,620	285	5,364	139		(12,991)	(319)	3,993	105
Class R-4	6,748	165	4,330	112		(11,193)	(275)	(115)	2
Class R-5E	2,951	72	1,121	29		(1,108)	(27)	2,964	74
Class R-5	3,643	89	2,534	65		(4,181)	(101)	1,996	53
Class R-6	1,275,464	32,184	229,649	5,944		(534,280)	(12,867)	970,833	25,261
Total net increase (decrease)	$2,221,952	55,330	$919,989	23,775		$(1,823,936)	(44,387)	$1,318,005	34,718

See end of tables for footnotes.

20	International Growth and Income Fund

	Sales[1]			Reinvestments of distributions				Repurchases[1]		Net (decrease) increase
Share class	Amount	Shares		Amount		Shares		Amount	Shares	Amount	Shares

Year ended June 30, 2021

Class A	$450,461	11,908		$97,906		2,526		$(660,407)	(18,005)	$(112,040)	(3,571)
Class C	15,381	402		1,751		45		(65,584)	(1,866)	(48,452)	(1,419)
Class T	—	—		—		—		—	—	—	—
Class F-1	42,556	1,141		4,478		116		(80,822)	(2,157)	(33,788)	(900)
Class F-2	569,410	15,068		62,945		1,631		(840,935)	(23,008)	(208,580)	(6,309)
Class F-3	731,586	19,670		92,929		2,425		(1,671,106)	(43,715)	(846,591)	(21,620)
Class 529-A	33,487	934		3,569		92		(26,158)	(716)	10,898	310
Class 529-C	1,967	53		125		3		(15,211)	(461)	(13,119)	(405)
Class 529-E	561	15		96		3		(1,137)	(31)	(480)	(13)
Class 529-T	—	—		—	[2]	—	[2]	—	—	— [2]	— [2]
Class 529-F-1	2,193	67		121		4		(24,261)	(773)	(21,947)	(702)
Class 529-F-2[3]	28,535	872		547		13		(3,270)	(82)	25,812	803
Class 529-F-3[3]	10	—	[2]	—	[2]	—	[2]	—	—	10	— [2]
Class R-1	408	11		44		1		(641)	(16)	(189)	(4)
Class R-2	11,922	320		773		20		(14,743)	(405)	(2,048)	(65)
Class R-2E	6,248	169		719		18		(7,470)	(202)	(503)	(15)
Class R-3	22,897	613		1,707		44		(25,335)	(688)	(731)	(31)
Class R-4	19,767	525		1,606		41		(22,156)	(601)	(783)	(35)
Class R-5E	4,367	115		394		10		(4,558)	(119)	203	6
Class R-5	20,088	527		635		17		(12,440)	(324)	8,283	220
Class R-6	785,828	21,230		120,251		3,177		(4,122,431)	(102,553)	(3,216,352)	(78,146)
Total net increase (decrease)	$2,747,672	73,640		$390,596		10,186		$(7,598,665)	(195,722)	$(4,460,397)	(111,896)

[1]	Includes exchanges between share classes of the fund.
[2]	Amount less than one thousand.
[3]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.

10. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $2,518,276,000 and $2,145,259,000, respectively, during the six months ended December 31, 2021.

International Growth and Income Fund	21

Financial highlights

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class A:
12/31/2021[5,6]	$41.57	$.37	$(.42)	$(.05)	$(.49)	$(1.73)	$(2.22)	$39.30	(.01)%[7]	$5,148		.90%[8]		.90%[8]		1.80%[8]
6/30/2021	30.76	.79	10.81	11.60	(.79)	—	(.79)	41.57	37.93	5,256		.91		.91		2.13
6/30/2020	33.23	.58	(2.43)	(1.85)	(.62)	—	(.62)	30.76	(5.56)	3,999		.92		.92		1.80
6/30/2019	33.25	.77	(.02)	.75	(.77)	—	(.77)	33.23	2.34	4,728		.91		.91		2.41
6/30/2018	32.03	.77	1.23	2.00	(.78)	—	(.78)	33.25	6.18	4,922		.90		.90		2.23
6/30/2017	27.81	.63	4.27	4.90	(.68)	—	(.68)	32.03	17.80	4,700		.92		.92		2.11
Class C:
12/31/2021[5,6]	41.51	.22	(.42)	(.20)	(.34)	(1.73)	(2.07)	39.24	(.39)[7]	126		1.63	[8]	1.63	[8]	1.07	[8]
6/30/2021	30.71	.50	10.81	11.31	(.51)	—	(.51)	41.51	36.93	139		1.66		1.66		1.36
6/30/2020	33.16	.34	(2.42)	(2.08)	(.37)	—	(.37)	30.71	(6.29)	146		1.66		1.66		1.06
6/30/2019	33.16	.50	.02	.52	(.52)	—	(.52)	33.16	1.59	205		1.69		1.69		1.58
6/30/2018	31.95	.49	1.23	1.72	(.51)	—	(.51)	33.16	5.35	250		1.69		1.69		1.43
6/30/2017	27.74	.38	4.27	4.65	(.44)	—	(.44)	31.95	16.83	255		1.72		1.72		1.28
Class T:
12/31/2021[5,6]	41.56	.42	(.43)	(.01)	(.54)	(1.73)	(2.27)	39.28	.10 [7,9]	—	[10]	.65	[8,9]	.65	[8,9]	2.05	[8,9]
6/30/2021	30.75	.89	10.81	11.70	(.89)	—	(.89)	41.56	38.29 [9]	—	[10]	.65	[9]	.65	[9]	2.38	[9]
6/30/2020	33.23	.67	(2.44)	(1.77)	(.71)	—	(.71)	30.75	(5.33)[9]	—	[10]	.66	[9]	.66	[9]	2.07	[9]
6/30/2019	33.24	.85	(.01)	.84	(.85)	—	(.85)	33.23	2.61 [9]	—	[10]	.67	[9]	.67	[9]	2.66	[9]
6/30/2018	32.03	.84	1.22	2.06	(.85)	—	(.85)	33.24	6.40 [9]	—	[10]	.69	[9]	.69	[9]	2.44	[9]
6/30/2017[5,11]	30.40	.29	1.65	1.94	(.31)	—	(.31)	32.03	6.37 [7,9]	—	[10]	.16	[7,9]	.16	[7,9]	.93	[7,9]
Class F-1:
12/31/2021[5,6]	41.62	.37	(.42)	(.05)	(.49)	(1.73)	(2.22)	39.35	(.03)[7]	208		.92	[8]	.92	[8]	1.79	[8]
6/30/2021	30.80	.77	10.84	11.61	(.79)	—	(.79)	41.62	37.89	234		.92		.92		2.07
6/30/2020	33.27	.59	(2.44)	(1.85)	(.62)	—	(.62)	30.80	(5.55)	201		.92		.92		1.81
6/30/2019	33.29	.76	(.02)	.74	(.76)	—	(.76)	33.27	2.29	207		.95		.95		2.36
6/30/2018	32.06	.74	1.25	1.99	(.76)	—	(.76)	33.29	6.16	250		.94		.94		2.15
6/30/2017	27.80	.57	4.32	4.89	(.63)	—	(.63)	32.06	17.73	362		.97		.97		1.93
Class F-2:
12/31/2021[5,6]	41.58	.43	(.43)	— [12]	(.54)	(1.73)	(2.27)	39.31	.11 [7]	3,080		.64	[8]	.64	[8]	2.06	[8]
6/30/2021	30.77	.88	10.82	11.70	(.89)	—	(.89)	41.58	38.27	3,056		.65		.65		2.38
6/30/2020	33.25	.67	(2.44)	(1.77)	(.71)	—	(.71)	30.77	(5.33)	2,455		.66		.66		2.06
6/30/2019	33.26	.85	(.01)	.84	(.85)	—	(.85)	33.25	2.61	2,879		.68		.68		2.67
6/30/2018	32.05	.85	1.22	2.07	(.86)	—	(.86)	33.26	6.41	2,715		.68		.68		2.46
6/30/2017	27.82	.65	4.32	4.97	(.74)	—	(.74)	32.05	18.04	2,444		.70		.70		2.22
Class F-3:
12/31/2021[5,6]	41.55	.45	(.43)	.02	(.57)	(1.73)	(2.30)	39.27	.14 [7]	3,688		.54	[8]	.54	[8]	2.16	[8]
6/30/2021	30.74	.88	10.86	11.74	(.93)	—	(.93)	41.55	38.44	3,906		.55		.55		2.39
6/30/2020	33.22	.71	(2.45)	(1.74)	(.74)	—	(.74)	30.74	(5.22)	3,554		.55		.55		2.20
6/30/2019	33.23	.88	(.01)	.87	(.88)	—	(.88)	33.22	2.71	2,617		.58		.58		2.77
6/30/2018	32.02	.89	1.21	2.10	(.89)	—	(.89)	33.23	6.53	2,304		.58		.58		2.59
6/30/2017[5,13]	29.42	.64	2.41	3.05	(.45)	—	(.45)	32.02	10.40 [7]	1,825		.25	[7]	.25	[7]	1.99	[7]
Class 529-A:
12/31/2021[5,6]	41.52	.37	(.43)	(.06)	(.49)	(1.73)	(2.22)	39.24	(.05)[7]	189		.92	[8]	.92	[8]	1.78	[8]
6/30/2021	30.72	.78	10.80	11.58	(.78)	—	(.78)	41.52	37.91	192		.94		.94		2.10
6/30/2020	33.19	.58	(2.44)	(1.86)	(.61)	—	(.61)	30.72	(5.59)	133		.95		.95		1.78
6/30/2019	33.20	.75	(.01)	.74	(.75)	—	(.75)	33.19	2.30	148		.97		.97		2.36
6/30/2018	31.99	.76	1.21	1.97	(.76)	—	(.76)	33.20	6.10	153		.95		.95		2.20
6/30/2017	27.78	.61	4.26	4.87	(.66)	—	(.66)	31.99	17.71	136		.99		.99		2.07

See end of table for footnotes.

22	International Growth and Income Fund

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]		Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class 529-C:
12/31/2021[5,6]	$41.35	$.21	$(.42)	$(.21)	$(.32)	$(1.73)	$(2.05)	$39.09	(.42)%[7]		$9		1.69%[8]		1.69%[8]		1.02%[8]
6/30/2021	30.59	.52	10.73	11.25	(.49)	—	(.49)	41.35	36.86		10		1.69		1.69		1.41
6/30/2020	33.03	.33	(2.41)	(2.08)	(.36)	—	(.36)	30.59	(6.30)		20		1.69		1.69		1.03
6/30/2019	33.05	.49	— [12]	.49	(.51)	—	(.51)	33.03	1.51		26		1.73		1.73		1.55
6/30/2018	31.83	.46	1.24	1.70	(.48)	—	(.48)	33.05	5.33		29		1.74		1.74		1.35
6/30/2017	27.64	.38	4.24	4.62	(.43)	—	(.43)	31.83	16.79		32		1.77		1.77		1.28
Class 529-E:
12/31/2021[5,6]	41.53	.33	(.44)	(.11)	(.44)	(1.73)	(2.17)	39.25	(.16)[7]		5		1.13	[8]	1.13	[8]	1.58	[8]
6/30/2021	30.73	.70	10.81	11.51	(.71)	—	(.71)	41.53	37.62		6		1.14		1.14		1.88
6/30/2020	33.19	.51	(2.42)	(1.91)	(.55)	—	(.55)	30.73	(5.76)		4		1.14		1.14		1.59
6/30/2019	33.21	.69	(.02)	.67	(.69)	—	(.69)	33.19	2.07		5		1.17		1.17		2.17
6/30/2018	31.99	.68	1.23	1.91	(.69)	—	(.69)	33.21	5.93		5		1.17		1.17		1.98
6/30/2017	27.78	.56	4.25	4.81	(.60)	—	(.60)	31.99	17.45		5		1.19		1.19		1.88
Class 529-T:
12/31/2021[5,6]	41.56	.41	(.42)	(.01)	(.53)	(1.73)	(2.26)	39.29	.09	[7,9]	—	[10]	.70	[8,9]	.70	[8,9]	2.00	[8,9]
6/30/2021	30.75	.87	10.81	11.68	(.87)	—	(.87)	41.56	38.22	[9]	—	[10]	.71	[9]	.71	[9]	2.33	[9]
6/30/2020	33.23	.65	(2.44)	(1.79)	(.69)	—	(.69)	30.75	(5.39)[9]		—	[10]	.71	[9]	.79	[9]	2.01	[9]
6/30/2019	33.24	.83	(.01)	.82	(.83)	—	(.83)	33.23	2.54	[9]	—	[10]	.74	[9]	.74	[9]	2.59	[9]
6/30/2018	32.03	.83	1.22	2.05	(.84)	—	(.84)	33.24	6.36	[9]	—	[10]	.73	[9]	.73	[9]	2.40	[9]
6/30/2017[5,11]	30.40	.29	1.64	1.93	(.30)	—	(.30)	32.03	6.36	[7,9]	—	[10]	.17	[7,9]	.17	[7,9]	.92	[7,9]
Class 529-F-1:
12/31/2021[5,6]	41.56	.41	(.42)	(.01)	(.53)	(1.73)	(2.26)	39.29	.08	[7,9]	—	[10]	.73	[8,9]	.73	[8,9]	1.97	[8,9]
6/30/2021	30.76	.61	11.06	11.67	(.87)	—	(.87)	41.56	38.18	[9]	—	[10]	.74	[9]	.74	[9]	1.86	[9]
6/30/2020	33.24	.65	(2.44)	(1.79)	(.69)	—	(.69)	30.76	(5.39)		22		.72		.72		2.02
6/30/2019	33.25	.84	(.02)	.82	(.83)	—	(.83)	33.24	2.54		22		.74		.74		2.62
6/30/2018	32.04	.84	1.21	2.05	(.84)	—	(.84)	33.25	6.36		18		.74		.74		2.43
6/30/2017	27.81	.69	4.26	4.95	(.72)	—	(.72)	32.04	17.98		15		.77		.77		2.32
Class 529-F-2:
12/31/2021[5,6]	41.57	.42	(.43)	(.01)	(.54)	(1.73)	(2.27)	39.29	.09	[7]	35		.65	[8]	.65	[8]	2.05	[8]
6/30/2021[5,14]	31.30	.69	10.28	10.97	(.70)	—	(.70)	41.57	35.12	[7]	33		.66	[8]	.66	[8]	2.60	[8]
Class 529-F-3:
12/31/2021[5,6]	41.56	.43	(.42)	.01	(.55)	(1.73)	(2.28)	39.29	.157		—	[10]	.59	[8]	.59	[8]	2.10	[8]
6/30/2021[5,14]	31.30	.69	10.29	10.98	(.72)	—	(.72)	41.56	35.177		—	[10]	.66	[8]	.59	[8]	2.64	[8]
Class R-1:
12/31/2021[5,6]	41.50	.24	(.44)	(.20)	(.35)	(1.73)	(2.08)	39.22	(.38)[7]		3		1.56	[8]	1.56	[8]	1.17	[8]
6/30/2021	30.71	.53	10.79	11.32	(.53)	—	(.53)	41.50	36.99	[9]	4		1.60	[9]	1.60	[9]	1.43	[9]
6/30/2020	33.16	.36	(2.42)	(2.06)	(.39)	—	(.39)	30.71	(6.24)[9]		3		1.63	[9]	1.63	[9]	1.11	[9]
6/30/2019	33.16	.52	.01	.53	(.53)	—	(.53)	33.16	1.62	[9]	3		1.65	[9]	1.65	[9]	1.62	[9]
6/30/2018	31.95	.49	1.24	1.73	(.52)	—	(.52)	33.16	5.38	[9]	4		1.65	[9]	1.65	[9]	1.42	[9]
6/30/2017	27.74	.32	4.34	4.66	(.45)	—	(.45)	31.95	16.90		5		1.66		1.66		1.09

See end of table for footnotes.

International Growth and Income Fund	23

Financial highlights (continued)

		(Loss) income from investment operations[1]			Dividends and distributions
Period ended	Net asset value, beginning of period	Net investment income	Net (losses) gains on securities (both realized and unrealized)	Total from investment operations	Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)		Ratio of expenses to average net assets before reimburse- ments[4]		Ratio of expenses to average net assets after reimburse- ments[3,4]		Ratio of net income to average net assets[3]
Class R-2:
12/31/2021[5,6]	$41.36	$.22	$(.43)	$(.21)	$(.34)	$(1.73)	$(2.07)	$39.08	(.41)%[7]	$58		1.62%[8]		1.62%[8]		1.09%[8]
6/30/2021	30.61	.52	10.75	11.27	(.52)	—	(.52)	41.36	36.95	61		1.64		1.64		1.40
6/30/2020	33.06	.34	(2.41)	(2.07)	(.38)	—	(.38)	30.61	(6.27)	47		1.66		1.66		1.07
6/30/2019	33.07	.52	— [12]	.52	(.53)	—	(.53)	33.06	1.60	54		1.67		1.67		1.64
6/30/2018	31.87	.50	1.22	1.72	(.52)	—	(.52)	33.07	5.38	57		1.66		1.66		1.46
6/30/2017	27.68	.40	4.25	4.65	(.46)	—	(.46)	31.87	16.89	54		1.68		1.68		1.37
Class R-2E:
12/31/2021[5,6]	41.34	.28	(.41)	(.13)	(.41)	(1.73)	(2.14)	39.07	(.22)[7]	48		1.33	[8]	1.33	[8]	1.37	[8]
6/30/2021	30.60	.63	10.75	11.38	(.64)	—	(.64)	41.34	37.33	47		1.34		1.34		1.70
6/30/2020	33.09	.51	(2.48)	(1.97)	(.52)	—	(.52)	30.60	(5.95)	35		1.32		1.32		1.72
6/30/2019	33.12	.67	(.07)	.60	(.63)	—	(.63)	33.09	1.85	5		1.39		1.39		2.09
6/30/2018	31.92	.61	1.22	1.83	(.63)	—	(.63)	33.12	5.69	3		1.38		1.38		1.79
6/30/2017	27.74	.59	4.16	4.75	(.57)	—	(.57)	31.92	17.24	2		1.40		1.40		1.98
Class R-3:
12/31/2021[5,6]	41.48	.31	(.42)	(.11)	(.43)	(1.73)	(2.16)	39.21	(.16)[7]	102		1.18	[8]	1.18	[8]	1.52	[8]
6/30/2021	30.70	.68	10.79	11.47	(.69)	—	(.69)	41.48	37.52	104		1.19		1.19		1.84
6/30/2020	33.17	.50	(2.44)	(1.94)	(.53)	—	(.53)	30.70	(5.84)	78		1.20		1.20		1.57
6/30/2019	33.18	.67	(.01)	.66	(.67)	—	(.67)	33.17	2.04	66		1.23		1.23		2.09
6/30/2018	31.97	.65	1.23	1.88	(.67)	—	(.67)	33.18	5.85	70		1.22		1.22		1.89
6/30/2017	27.76	.53	4.27	4.80	(.59)	—	(.59)	31.97	17.40	66		1.25		1.25		1.80
Class R-4:
12/31/2021[5,6]	41.55	.38	(.44)	(.06)	(.49)	(1.73)	(2.22)	39.27	(.04)[7]	80		.88	[8]	.88	[8]	1.82	[8]
6/30/2021	30.74	.80	10.81	11.61	(.80)	—	(.80)	41.55	37.98	84		.89		.89		2.15
6/30/2020	33.21	.59	(2.43)	(1.84)	(.63)	—	(.63)	30.74	(5.54)	63		.90		.90		1.84
6/30/2019	33.22	.75	— [12]	.75	(.76)	—	(.76)	33.21	2.33	67		.92		.92		2.33
6/30/2018	32.01	.75	1.23	1.98	(.77)	—	(.77)	33.22	6.16	84		.92		.92		2.18
6/30/2017	27.79	.63	4.27	4.90	(.68)	—	(.68)	32.01	17.77	87		.94		.94		2.13
Class R-5E:
12/31/2021[5,6]	41.52	.41	(.42)	(.01)	(.54)	(1.73)	(2.27)	39.24	.08 [7]	21		.68	[8]	.68	[8]	2.01	[8]
6/30/2021	30.72	.87	10.80	11.67	(.87)	—	(.87)	41.52	38.24	19		.69		.69		2.33
6/30/2020	33.20	.66	(2.44)	(1.78)	(.70)	—	(.70)	30.72	(5.35)	14		.69		.69		2.07
6/30/2019	33.22	.93	(.11)	.82	(.84)	—	(.84)	33.20	2.56	5		.71		.71		2.92
6/30/2018	32.01	1.02	1.03	2.05	(.84)	—	(.84)	33.22	6.36	1		.71		.71		2.96
6/30/2017	27.79	.97	3.98	4.95	(.73)	—	(.73)	32.01	17.97	—	[10]	.71		.71		3.19
Class R-5:
12/31/2021[5,6]	41.80	.45	(.44)	.01	(.56)	(1.73)	(2.29)	39.52	.14 [7]	51		.55	[8]	.55	[8]	2.15	[8]
6/30/2021	30.92	.97	10.83	11.80	(.92)	—	(.92)	41.80	38.42	52		.57		.57		2.55
6/30/2020	33.41	.71	(2.47)	(1.76)	(.73)	—	(.73)	30.92	(5.25)	32		.58		.58		2.20
6/30/2019	33.42	.84	.01	.85	(.86)	—	(.86)	33.41	2.64	24		.62		.62		2.60
6/30/2018	32.20	.88	1.22	2.10	(.88)	—	(.88)	33.42	6.48	34		.62		.62		2.52
6/30/2017	27.95	.73	4.29	5.02	(.77)	—	(.77)	32.20	18.13	33		.63		.63		2.46
Class R-6:
12/31/2021[5,6]	41.56	.45	(.42)	.03	(.57)	(1.73)	(2.30)	39.29	.17 [7]	4,331		.54	[8]	.54	[8]	2.20	[8]
6/30/2021	30.75	.83	10.91	11.74	(.93)	—	(.93)	41.56	38.43	3,532		.54		.54		2.26
6/30/2020	33.23	.71	(2.44)	(1.73)	(.75)	—	(.75)	30.75	(5.21)	5,016		.54		.54		2.21
6/30/2019	33.24	.91	(.04)	.87	(.88)	—	(.88)	33.23	2.71	4,288		.57		.57		2.84
6/30/2018	32.03	.90	1.21	2.11	(.90)	—	(.90)	33.24	6.54	3,350		.57		.57		2.62
6/30/2017	27.81	.76	4.24	5.00	(.78)	—	(.78)	32.03	18.17	2,519		.58		.58		2.56

See end of table for footnotes.

24	International Growth and Income Fund

Financial highlights (continued)

	Six months ended	Year ended June 30,
	December 31, 2021[5,6,7]	2021	2020	2019	2018	2017
Portfolio turnover rate for all share classes[15]	14%	23%	35%	35%	27%	37%

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain reimbursements from CRMC. During one of the periods shown, CRMC reimbursed a portion of transfer agent services fees for Class 529-F-3 shares.
[4]	Ratios do not include expenses of any Central Funds. The fund indirectly bears its proportionate share of the expenses of any Central Funds.
[5]	Based on operations for a period that is less than a full year.
[6]	Unaudited.
[7]	Not annualized.
[8]	Annualized.
[9]	All or a significant portion of assets in this class consisted of seed capital invested by CRMC and/or its affiliates. Fees for distribution services are not charged or accrued on these seed capital assets. If such fees were paid by the fund on seed capital assets, fund expenses would have been higher and net income and total return would have been lower.
[10]	Amount less than $1 million.
[11]	Class T and 529-T shares began investment operations on April 7, 2017.
[12]	Amount less than $.01.
[13]	Class F-3 shares began investment operations on January 27, 2017.
[14]	Class 529-F-2 and 529-F-3 shares began investment operations on October 30, 2020.
[15]	Rates do not include the fund’s portfolio activity with respect to any Central Funds.

See notes to financial statements.

International Growth and Income Fund	25

Expense example	unaudited

As a fund shareholder, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (July 1, 2021, through December 31, 2021).

Actual expenses:

The first line of each share class in the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the following page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2, F-3, 529-F-1, 529-F-2 and 529-F-3 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table on the following page are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

26	International Growth and Income Fund

Expense example (continued)

	Beginning account value 7/1/2021	Ending account value 12/31/2021	Expenses paid during period*	Annualized expense ratio
Class A – actual return	$1,000.00	$999.87	$4.54	.90%
Class A – assumed 5% return	1,000.00	1,020.67	4.58	.90
Class C – actual return	1,000.00	996.07	8.20	1.63
Class C – assumed 5% return	1,000.00	1,016.99	8.29	1.63
Class T – actual return	1,000.00	1,000.97	3.28	.65
Class T – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class F-1 – actual return	1,000.00	999.73	4.64	.92
Class F-1 – assumed 5% return	1,000.00	1,020.57	4.69	.92
Class F-2 – actual return	1,000.00	1,001.15	3.23	.64
Class F-2 – assumed 5% return	1,000.00	1,021.98	3.26	.64
Class F-3 – actual return	1,000.00	1,001.42	2.72	.54
Class F-3 – assumed 5% return	1,000.00	1,022.48	2.75	.54
Class 529-A – actual return	1,000.00	999.52	4.64	.92
Class 529-A – assumed 5% return	1,000.00	1,020.57	4.69	.92
Class 529-C – actual return	1,000.00	995.82	8.50	1.69
Class 529-C – assumed 5% return	1,000.00	1,016.69	8.59	1.69
Class 529-E – actual return	1,000.00	998.44	5.69	1.13
Class 529-E – assumed 5% return	1,000.00	1,019.51	5.75	1.13
Class 529-T – actual return	1,000.00	1,000.87	3.53	.70
Class 529-T – assumed 5% return	1,000.00	1,021.68	3.57	.70
Class 529-F-1 – actual return	1,000.00	1,000.76	3.68	.73
Class 529-F-1 – assumed 5% return	1,000.00	1,021.53	3.72	.73
Class 529-F-2 – actual return	1,000.00	1,000.87	3.28	.65
Class 529-F-2 – assumed 5% return	1,000.00	1,021.93	3.31	.65
Class 529-F-3 – actual return	1,000.00	1,001.46	2.98	.59
Class 529-F-3 – assumed 5% return	1,000.00	1,022.23	3.01	.59
Class R-1 – actual return	1,000.00	996.23	7.85	1.56
Class R-1 – assumed 5% return	1,000.00	1,017.34	7.93	1.56
Class R-2 – actual return	1,000.00	995.91	8.15	1.62
Class R-2 – assumed 5% return	1,000.00	1,017.04	8.24	1.62
Class R-2E – actual return	1,000.00	997.77	6.70	1.33
Class R-2E – assumed 5% return	1,000.00	1,018.50	6.77	1.33
Class R-3 – actual return	1,000.00	998.44	5.94	1.18
Class R-3 – assumed 5% return	1,000.00	1,019.26	6.01	1.18
Class R-4 – actual return	1,000.00	999.62	4.44	.88
Class R-4 – assumed 5% return	1,000.00	1,020.77	4.48	.88
Class R-5E – actual return	1,000.00	1,000.78	3.43	.68
Class R-5E – assumed 5% return	1,000.00	1,021.78	3.47	.68
Class R-5 – actual return	1,000.00	1,001.36	2.77	.55
Class R-5 – assumed 5% return	1,000.00	1,022.43	2.80	.55
Class R-6 – actual return	1,000.00	1,001.74	2.72	.54
Class R-6 – assumed 5% return	1,000.00	1,022.48	2.75	.54

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

International Growth and Income Fund	27

Approval of Investment Advisory and Service Agreement

The fund’s board has approved the continuation of the fund’s Investment Advisory and Service Agreement (the “agreement”) with Capital Research and Management Company (“CRMC”) for an additional one-year term through January 31, 2023. The agreement was amended to add additional advisory fee breakpoints for when the fund’s net assets exceed $21 billion. The board approved the agreement following the recommendation of the fund’s Contracts Committee (the “committee”), which is composed of all the fund’s independent board members. The board and the committee determined in the exercise of their business judgment that the fund’s advisory fee structure was fair and reasonable in relation to the services provided, and that approving the agreement was in the best interests of the fund and its shareholders.

In reaching this decision, the board and the committee took into account their interaction with CRMC, information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel with respect to the matters considered. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CRMC’s investment management process and its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of CRMC and the Capital Group organization; the resources and systems CRMC devotes to investment management (the manner in which the fund’s assets are managed, including liquidity management), financial, investment operations, compliance, trading, proxy voting, shareholder communications, and other services; and the ongoing evolution of CRMC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative and shareholder services provided by CRMC to the fund under the agreement and other agreements, as well as the benefits to fund shareholders from investing in a fund that is part of a large family of funds. The board and the committee considered the risks assumed by CRMC in providing services to the fund, including operational, business, financial, reputational, regulatory and litigation risks. The board and the committee concluded that the nature, extent and quality of the services provided by CRMC have benefited and should continue to benefit the fund and its shareholders.

2. Investment results

The board and the committee considered the investment results of the fund in light of its objective. They compared the fund’s investment results with those of other funds (including funds that currently form the basis of the Lipper index for the category in which the fund is included) and data such as relevant market and fund indexes over various periods (including the fund’s lifetime) through June 30, 2021. They generally placed greater emphasis on performance over longer periods. On the basis of this evaluation and the board’s and the committee’s ongoing review of investment results, and considering the relative market conditions during certain reporting periods, the board and the committee concluded that the fund’s investment results have been satisfactory for renewal of the agreement, and that CRMC’s record in managing the fund indicated that its continued management should benefit the fund and its shareholders.

3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of the fund to those of other relevant funds. They observed that the fund’s advisory fees and expenses were generally competitive with those of other similar funds included in the comparable Lipper category. The board and the committee also considered the breakpoint discounts in the fund’s advisory fee structure that reduce the level of fees charged by CRMC to the fund as fund assets increase and noted the proposed additional breakpoint at $21 billion in assets. In addition, they reviewed information regarding the effective advisory fees charged to non-mutual fund clients by CRMC and its affiliates. They noted that, to the extent there were differences between the advisory fees paid by the fund and the advisory fees paid by those clients, the differences appropriately reflected the investment, operational, regulatory and market differences between advising the fund and the other clients. The board and the committee concluded that the fund’s cost structure was fair and reasonable in relation to the services provided, as well as in relation to the risks assumed by the adviser in sponsoring and managing the fund, and that the fund’s shareholders receive reasonable value in return for the advisory fees and other amounts paid to CRMC by the fund.

28	International Growth and Income Fund

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CRMC and its affiliates receive as a result of CRMC’s relationship with the fund and other American Funds, including fees for administrative services provided to certain share classes; fees paid to CRMC’s affiliated transfer agent; sales charges and distribution fees received and retained by the fund’s principal underwriter, an affiliate of CRMC; and possible ancillary benefits to CRMC and its institutional management affiliates in managing other investment vehicles. The board and the committee reviewed CRMC’s portfolio trading practices, noting that, since 2019, CRMC has borne the cost of third-party research. The board and committee also noted that CRMC benefited from the use of commissions from portfolio transactions made on behalf of the fund to facilitate payment to certain broker-dealers for research to comply with regulatory requirements applicable to these firms, with all such amounts reimbursed to the fund by CRMC. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CRMC by the fund.

5. Adviser financial information

The board and the committee reviewed information regarding CRMC’s costs of providing services to the American Funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CRMC’s costs and related cost allocation methodology as well as its track record of investing in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CRMC’s investment professionals. They reviewed information on the profitability of the investment adviser and its affiliates. The board and the committee also compared CRMC’s profitability and compensation data to the reported results and data of several large, publicly held investment management companies. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of CRMC’s long-term profitability for maintaining its independence, company culture and management continuity. They further considered the breakpoint discounts in the fund’s advisory fee structure and CRMC’s sharing of potential economies of scale, or efficiencies, through breakpoints and other fee reductions and costs voluntarily absorbed. The board and the committee concluded that the fund’s advisory fee structure reflected a reasonable sharing of benefits between CRMC and the fund’s shareholders.

International Growth and Income Fund	29

Liquidity Risk Management Program

The fund has adopted a liquidity risk management program (the “program”). The fund’s board has designated Capital Research and Management Company (“CRMC”) as the administrator of the program. Personnel of CRMC or its affiliates conduct the day-to-day operation of the program pursuant to policies and procedures administered by the Capital Group Liquidity Risk Management Committee.

Under the program, CRMC manages the fund’s liquidity risk, which is the risk that the fund could not meet shareholder redemption requests without significant dilution of remaining shareholders’ interests in the fund. This risk is managed by monitoring the degree of liquidity of the fund’s investments, limiting the amount of the fund’s illiquid investments, and utilizing various risk management tools and facilities available to the fund for meeting shareholder redemptions, among other means. CRMC’s process of determining the degree of liquidity of the fund’s investments is supported by one or more third-party liquidity assessment vendors.

The fund’s board reviewed a report prepared by CRMC regarding the operation and effectiveness of the program for the period October 1, 2020, through September 30, 2021. No significant liquidity events impacting the fund were noted in the report. In addition, CRMC provided its assessment that the program had been effective in managing the fund’s liquidity risk.

30	International Growth and Income Fund

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International Growth and Income Fund	31

Office of the fund

6455 Irvine Center Drive
Irvine, CA 92618-4518

Investment adviser

Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

Transfer agent for shareholder accounts

American Funds Service Company
(Write to the address nearest you.)

P.O. Box 6007
Indianapolis, IN 46206-6007

P.O. Box 2280
Norfolk, VA 23501-2280

Custodian of assets

JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

Counsel

Morgan, Lewis & Bockius LLP
One Federal Street
Boston, MA 02110-1726

Independent registered public accounting firm

Deloitte & Touche LLP
695 Town Center Drive

Suite 1000
Costa Mesa, CA 92626-7188

Principal underwriter

American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

32	International Growth and Income Fund

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at capitalgroup.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on our website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

International Growth and Income Fund files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form NPORT-P. The list of portfolio holdings is available free of charge on the SEC website and on our website.

This report is for the information of shareholders of International Growth and Income Fund, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after March 31, 2022, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

MSCI has not approved, reviewed or produced this report, makes no express or implied warranties or representations and is not liable whatsoever for any data in the report. You may not redistribute the MSCI data or use it as a basis for other indices or investment products.

American Funds Distributors, Inc., member FINRA.

The Capital Advantage®

Since 1931, Capital Group, home of American Funds, has helped investors pursue long-term investment success. Our consistent approach — in combination with The Capital SystemSM — has resulted in superior outcomes.

Aligned with investor success

We base our decisions on a long-term perspective, which we believe aligns our goals with the interests of our clients. Our portfolio managers average 27 years of investment industry experience, including 21 years at our company, reflecting a career commitment to our long-term approach.1

The Capital System

The Capital System combines individual accountability with teamwork. Funds using The Capital System are divided into portions that are managed independently by investment professionals with diverse backgrounds, ages and investment approaches. An extensive global research effort is the backbone of our system.

American Funds’ superior outcomes

Equity funds have beaten their Lipper peer indexes in 91% of 10-year periods and 98% of 20-year periods.2 Fixed income funds have helped investors achieve diversification through attention to correlation between bonds and equities.3 Fund management fees have been among the lowest in the industry.4

[1]	Investment industry experience as of December 31, 2020.
[2]	Based on Class F-2 share results for rolling calendar-year periods starting the first full calendar year after each fund’s inception through December 31, 2020. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date (except Capital Income Builder and SMALLCAP World Fund, for which the Lipper average was used). Expenses differ for each share class, so results will vary.
[3]	Based on Class F-2 share results as of December 31, 2020. Thirteen of the 17 fixed income American Funds that have been in existence for the three-year period showed a three-year correlation below 0.3. Standard & Poor’s 500 Index was used as an equity market proxy. Correlation based on monthly total returns. Correlation is a statistical measure of how two securities move in relation to each other. A correlation ranges from –1 to 1. A positive correlation close to 1 implies that as one security moves, either up or down, the other security will move in “lockstep,” in the same direction. A negative correlation close to –1 indicates that the securities have moved in the opposite direction.
[4]	On average, our management fees were in the lowest quintile 66% of the time, based on the 20-year period ended December 31, 2020, versus comparable Lipper categories, excluding funds of funds.

Class F-2 shares were first offered on August 1, 2008. Class F-2 share results prior to the date of first sale are hypothetical based on the results of the original share class of the fund without a sales charge, adjusted for typical estimated expenses. Results for certain funds with an inception date after August 1, 2008, also include hypothetical returns because those funds’ Class F-2 shares sold after the funds’ date of first offering. Visit capitalgroup.com for more information on specific expense adjustments and the actual dates of first sale.

All Capital Group trademarks mentioned are owned by The Capital Group Companies, Inc., an affiliated company or fund. All other company and product names mentioned are the property of their respective companies.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)

There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

INTERNATIONAL GROWTH AND INCOME FUND

By __/s/ Donald H. Rolfe____________________
Donald H. Rolfe, Principal Executive Officer

Date: February 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By __/s/ Donald H. Rolfe_________________
Donald H. Rolfe, Principal Executive Officer

Date: February 28, 2022

By ___/s/ Hong T. Le __________
Hong T. Le, Treasurer and Principal Financial Officer

Date: February 28, 2022